Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.22%
Communication Services — 6.63%
AT&T	458,763	$ 7,037,424
Comcast Class A	305,156	8,950,226
Verizon Communications	318,820	12,105,595
		28,093,245
Consumer Discretionary — 10.71%
APA	197,921	6,766,919
Chipotle Mexican Grill †	2,083	3,130,249
Ford Motor	130,251	1,458,811
H&R Block	182,089	7,746,066
Lowe's	26,311	4,941,469
Macy's	370,393	5,804,058
Tapestry	77,872	2,213,901
TJX	213,832	13,283,244
		45,344,717
Consumer Staples — 6.28%
Altria Group	152,280	6,149,066
Archer-Daniels-Midland	34,034	2,738,035
Mondelez International Class A	77,848	4,268,406
Philip Morris International	162,057	13,452,352
		26,607,859
Energy — 11.79%
ConocoPhillips	145,514	14,891,903
Exxon Mobil	266,048	23,228,650
Ovintiv	150,155	6,907,130
PDC Energy	84,718	4,895,853
		49,923,536
Financials — 19.16%
Allstate	25,052	3,119,726
American Financial Group	31,500	3,872,295
American International Group	180,461	8,568,288
Blackstone	37,184	3,112,301
Discover Financial Services	22,752	2,068,612
Evercore Class A	31,436	2,585,611
Fidelity National Financial	179,849	6,510,534
First American Financial	136,651	6,299,611
MetLife	193,987	11,790,530
Old Republic International	312,811	6,547,134
OneMain Holdings	120,850	3,567,492
Synchrony Financial	266,943	7,525,123
Truist Financial	233,815	10,180,305
Unum Group	138,708	5,381,870
		81,129,432
Healthcare — 24.41%
AmerisourceBergen	24,427	3,305,706
Bristol-Myers Squibb	261,030	18,556,623
Cardinal Health	57,662	3,844,902
Cigna	51,138	14,189,261
CVS Health	107,994	10,299,388
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Gilead Sciences	210,443	$ 12,982,229
Johnson & Johnson	94,642	15,460,717
McKesson	5,153	1,751,350
Merck & Co.	189,357	16,307,425
Pfizer	65,929	2,885,053
Viatris	446,139	3,801,104
		103,383,758
Industrials — 7.63%
Emerson Electric	74,400	5,447,568
Honeywell International	41,469	6,924,079
Northrop Grumman	7,155	3,365,140
Raytheon Technologies	202,278	16,558,477
		32,295,264
Information Technology — 12.61%
Broadcom	26,023	11,554,472
Cisco Systems	345,678	13,827,120
Cognizant Technology Solutions Class A	125,075	7,184,308
HP	217,663	5,424,162
KLA	3,350	1,013,811
Mastercard Class A	5,876	1,670,782
Motorola Solutions	52,390	11,733,788
Western Union	74,082	1,000,107
		53,408,550
Total Common Stocks (cost $410,963,152)		420,186,361

Short-Term Investments — 0.27%
Money Market Mutual Funds — 0.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	286,593	286,593
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	286,594	286,594
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	286,594	286,594
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	286,594	286,594
Total Short-Term Investments (cost $1,146,375)		1,146,375

NQ-FL2 [9/22] 11/22 (2605504)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
Value (US $)

Total Value of Securities—99.49% (cost $412,109,527)	421,332,736
Receivables and Other Assets Net of Liabilities—0.51%	2,169,512
Net Assets Applicable to 16,064,453 Shares Outstanding—100.00%	$423,502,248

†	Non-income producing security.

2    NQ-FL2 [9/22] 11/22 (2605504)